UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY
Investment Company Act file number 811-21410
 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980
 Date of fiscal year end: March 31
Date of reporting period: December 31, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments
December 31, 2016

Common Stocks - 82.5%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	16.5
Liberty Broadband Corp. - Series C*		725,000	53,700,750
Liberty Global Group - Class C* (c)		1,370,000	40,689,000
Liberty SiriusXM Group - Series C*		650,753	22,073,542
Comcast Corp. - Class A		275,000	18,988,750

Movies & Entertainment	5.0
Twenty-First Century Fox, Inc. - Class A		1,470,000	41,218,800

Internet & Direct Marketing Retail	4.5
QVC Group - Series A*		1,415,000	28,271,700
Amazon.com, Inc.*		11,500	8,623,505

Broadcasting	2.2
Discovery Communications, Inc. - Class C*		675,000	18,076,500
	28.2		231,642,547

Information Technology
IT Services	7.6
Mastercard Inc. - Class A		278,000	28,703,500
Accenture plc - Class A(c)		150,000	17,569,500
Visa Inc. - Class A		215,000	16,774,300

Internet Software & Services	3.6
Alphabet, Inc. - Class C*		38,563	29,763,695

Software	3.0
Oracle Corp.		635,000	24,415,750

Communications Equipment	1.7
Motorola Solutions, Inc.		164,458	13,631,923
	15.9		130,858,668

Financials
Diversified Financial Services	7.1
Berkshire Hathaway Inc. - Class B*		360,000	58,672,800

Insurance Brokers	3.0
Aon plc - Class A(c)		224,000	24,982,720

Diversified Banks	2.0
Wells Fargo & Co.		295,000	16,257,450
	12.1		99,912,970

Health Care
Pharmaceuticals	6.1
Allergan plc* (c)		240,000	50,402,400

Health Care Services	3.4
Laboratory Corp. of America Holdings*		215,000	27,601,700

Life Sciences Tools & Services	2.0
Thermo Fisher Scientific Inc.		118,000	16,649,800
	11.5		94,653,900

		$ Principal
	% of Net	Amount or
Materials	Assets	Shares	$ Value
Industrial Gases	2.6
Praxair, Inc.		180,000	21,094,200

Fertilizers & Agricultural Chemicals	2.2
Monsanto Co.		175,000	18,411,750
	4.8		39,505,950

Industrials
Air Freight & Logistics	2.0
United Parcel Service, Inc. - Class B		145,000	16,622,800

Aerospace & Defense	1.8
TransDigm Group, Inc.		60,000	14,937,600
	3.8		31,560,400

Energy
Oil & Gas Exploration & Production	2.9
Pioneer Natural Resources Co.		68,000	12,244,760
Range Resources Corp.		325,000	11,167,000

Oil & Gas Equipment & Services	0.8
Halliburton Co.		125,000	6,761,250
	3.7		30,173,010

Consumer Staples
Beverages	1.4
Diageo plc - Sponsored ADR(c)		115,000	11,953,100

Food & Staples Retailing	1.1
CVS Health Corp.		110,000	8,680,100
	2.5		20,633,200
Total Common Stocks (Cost $464,876,431)			678,940,645

Cash Equivalents - 17.7%

U.S. Treasury Bills, 0.28% to 0.48%, 1/12/17 to 4/20/17(a)		140,000,000	139,903,010

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.43%(b)		5,933,452	5,933,452
Total Cash Equivalents (Cost $145,841,370)			145,836,462
Total Investments in Securities (Cost $610,717,801)			824,777,107
Other Liabilities in Excess of Other Assets - (0.2%)			(1,590,156)
Net Assets - 100%			823,186,951
Net Asset Value Per Share - Investor Class			39.65
Net Asset Value Per Share - Institutional Class			39.86

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2016.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
December 31, 2016

Common Stocks - 82.4%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	18.4
Liberty Broadband Corp.*
Series A		165,000	11,955,900
Series C		550,000	40,738,500
Liberty Global Group - Class C* (c)		1,550,000	46,035,000
Liberty SiriusXM Group*
Series A		120,000	4,142,400
Series C		710,000	24,083,200
LiLAC Group - Class C* (c)		375,000	7,938,750

Movies & Entertainment	4.0
Twenty-First Century Fox, Inc. - Class A		1,050,000	29,442,000

Internet & Direct Marketing Retail	3.1
QVC Group - Series A*		1,150,000	22,977,000

Broadcasting	2.6
Discovery Communications, Inc. - Class C*		700,000	18,746,000

Hotels, Restaurants & Leisure	2.5
ILG, Inc.		1,000,000	18,170,000

Textiles, Apparel & Luxury Goods	1.4
Fossil Group, Inc.*		410,000	10,602,600
	32.0		234,831,350

Financials
Diversified Financial Services	7.0
Berkshire Hathaway Inc. - Class B*		315,000	51,338,700

Insurance Brokers	3.9
Aon plc - Class A(c)		160,000	17,844,800
Willis Towers Watson plc(c)		90,000	11,005,200

Mortgage REITs	3.2
Redwood Trust, Inc.		1,550,000	23,575,500

Diversified Banks	2.0
Wells Fargo & Co.		265,000	14,604,150
	16.1		118,368,350

Information Technology
IT Services	4.9
Visa Inc. - Class A		285,000	22,235,700
Mastercard, Inc. - Class A		130,000	13,422,500

Internet Software & Services	2.7
Alphabet, Inc. - Class C*		26,000	20,067,320

Electronic Equipment, Instruments & Components	2.4
FLIR Systems, Inc.		475,000	17,190,250

Software	2.2
Oracle Corp.		425,000	16,341,250

Semiconductors & Semiconductor Equipment	2.0
Texas Instruments, Inc.		200,000	14,594,000
	14.2		103,851,020

Health Care
Pharmaceuticals	4.6
Allergan plc* (c)		160,000	33,601,600

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Health Care Services	3.5
Laboratory Corp. of America Holdings*		200,000	25,676,000
	8.1		59,277,600

Industrials
Machinery	5.1
Colfax Corp.*		635,000	22,815,550
Allison Transmission Holdings, Inc.		430,000	14,486,700

Aerospace & Defense	2.4
TransDigm Group, Inc.		70,000	17,427,200
	7.5		54,729,450

Energy
Oil & Gas Exploration & Production	3.2
Range Resources Corp.		375,000	12,885,000
Pioneer Natural Resources Co.		57,500	10,354,025
	3.2		23,239,025

Consumer Staples
Personal Products	1.3
Avon Products, Inc.*		1,900,000	9,576,000
Total Common Stocks (Cost $435,797,642)			603,872,795

Cash Equivalents - 17.8%

U.S. Treasury Bills, 0.28% to 0.48%, 1/12/17 to 4/20/17(a)		118,000,000	117,923,349

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.43%(b)		12,367,757	12,367,757
Total Cash Equivalents (Cost $130,299,270)			130,291,106
Total Investments in Securities (Cost $566,096,912)			734,163,901
Other Liabilities in Excess of Other Assets - (0.2%)			(1,259,529)
Net Assets - 100%			732,904,372
Net Asset Value Per Share - Investor Class			28.88
Net Asset Value Per Share - Institutional Class			29.03

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2016.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
December 31, 2016

Common Stocks - 90.5%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	22.9
Liberty Broadband Corp.* (c)
Series A		135,000	9,782,100
Series C		650,000	48,145,500
Liberty Global Group - Class C* (c) (d)		1,700,000	50,490,000
Liberty SiriusXM Group* (c)
Series A		200,000	6,904,000
Series C		700,000	23,744,000
LiLAC Group - Class C* (c) (d)		625,000	13,231,250

Internet & Direct Marketing Retail	6.9
Liberty Ventures Group - Series A* (c)		600,000	22,122,000
QVC Group - Series A* (c)		800,000	15,984,000
Liberty Expedia Holdings, Inc. - Series A* (c)		200,000	7,934,000

Movies & Entertainment	3.7
Twenty-First Century Fox, Inc.
Class A		400,000	11,216,000
Class B		150,000	4,087,500
Liberty Media Group* (c)
Series A		50,000	1,567,500
Series C		150,000	4,699,500
Liberty Braves Group* (c)
Series A		20,000	409,800
Series C		140,000	2,882,600

Broadcasting	2.0
Discovery Communications, Inc. - Class C*		500,000	13,390,000

Hotels, Restaurants & Leisure	1.9
ILG, Inc.		700,000	12,719,000

Advertising	0.4
National CineMedia, Inc.		200,000	2,946,000
	37.8		252,254,750

Information Technology
IT Services	7.1
Mastercard Inc. - Class A(c)		300,000	30,975,000
Visa Inc. - Class A		215,000	16,774,300

Internet Software & Services	4.8
Alphabet, Inc. - Class C* (c)		27,000	20,839,140
XO Group, Inc.*		420,000	8,169,000
CommerceHub, Inc.* (c)
Series A		67,000	1,005,670
Series C		134,000	2,014,020

Semiconductors & Semiconductor Equipment	3.3
Texas Instruments, Inc.(c)		300,000	21,891,000

Application Software	1.4
Intelligent Systems Corp.* # †		2,270,000	9,193,500
	16.6		110,861,630

Financials
Diversified Financial Services	9.8
Berkshire Hathaway Inc. - Class B* (c)		400,000	65,192,000

Mortgage REITs	4.0
Redwood Trust, Inc.(c)		1,770,000	26,921,700

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Diversified Banks	2.1
Wells Fargo & Co.(c)		250,000	13,777,500
	15.9		105,891,200

Industrials
Aerospace & Defense	7.3
Wesco Aircraft Holdings, Inc.*		1,900,000	28,405,000
TransDigm Group, Inc.(c)		80,000	19,916,800

Machinery	4.3
Colfax Corp.* (c)		800,000	28,744,000
	11.6		77,065,800

Health Care
Pharmaceuticals	5.4
Allergan plc* (d)		170,000	35,701,700

Health Care Services	3.2
Laboratory Corp. of America Holdings* (c)		170,000	21,824,600
	8.6		57,526,300
Total Common Stocks (Cost $389,660,838)			603,599,680

Cash Equivalents - 8.2%

U.S. Treasury Bills, 0.39% to 0.48%, 1/12/17 to 3/23/17(a)		51,000,000	50,976,667

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.43%(b)		3,589,180	3,589,180
Total Cash Equivalents (Cost $54,565,245)			54,565,847
Total Investments in Securities (Cost $444,226,083)			658,165,527
Due From Broker(c) - 33.8%			225,645,558
Securities Sold Short - (32.2%)			(215,014,400)
Other Liabilities in Excess of Other Assets - (0.3%)			(1,990,542)
Net Assets - 100%			666,806,143
Net Asset Value Per Share - Investor Class			14.02
Net Asset Value Per Share - Institutional Class			14.32

Securities Sold Short - (32.2%)

Ishares Russell 2000 Fund		300,000	(40,455,000)
PowerShares QQQ Trust, Series 1		530,000	(62,794,400)
SPDR S&P 500 ETF Trust		500,000	(111,765,000)
Total Securities Sold Short (proceeds $197,272,690)			(215,014,400)

* Non-income producing
† Controlled affiliate
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2016.
(c) Fully or partially pledged as collateral on securities sold short.
(d) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

RESEARCH FUND

Schedule of Investments
December 31, 2016

Common Stocks - 78.6%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	6.3
Liberty Broadband Corp. - Series C*		20,250	1,499,918
Liberty Global Group - Class C* (b)		12,000	356,400

Hotels, Restaurants & Leisure	5.7
Zoe's Kitchen, Inc.*		26,667	639,741
Chipotle Mexican Grill, Inc.*		1,553	585,978
ILG, Inc.		25,956	471,621

Textiles, Apparel & Luxury Goods	5.2
Fossil Group, Inc.*		26,691	690,229
Compagnie Financiere Richemont SA - Unsponsored ADR(b)		66,000	432,960
The Swatch Group AG - Unsponsored ADR(b)		26,844	415,679

Internet & Direct Marketing Retail	2.0
Amazon.com, Inc.*		800	599,896

Advertising	1.9
National CineMedia, Inc.		37,791	556,662

Specialty Retail	1.1
Murphy USA Inc.*		5,244	322,349

Multiline Retail	1.0
Dollar General Corp.		3,873	286,873
	23.2		6,858,306

Information Technology
IT Services	9.3
Visa Inc. - Class A		21,767	1,698,261
Fidelity National Information Services, Inc.		8,000	605,120
Mastercard Inc. - Class A		4,200	433,650

Software	7.8
salesforce.com, inc.*		9,000	616,140
ACI Worldwide, Inc.*		32,000	580,800
Oracle Corp.		15,000	576,750
Guidewire Software, Inc.*		11,000	542,630

Technology Hardware, Storage & Peripherals	3.0
Apple Inc.		7,605	880,811

Internet Software & Services	1.6
XO Group, Inc.*		24,228	471,235
	21.7		6,405,397

Health Care
Pharmaceuticals	4.9
Allergan plc* (b)		6,831	1,434,578

Health Care Services	4.5
Laboratory Corp. of America Holdings*		10,259	1,317,051

Life Sciences Tools & Services	1.9
Thermo Fisher Scientific Inc.		4,000	564,400
	11.3		3,316,029

	% of Net
Materials	Assets	Shares	$ Value
Industrial Gases	4.3
Praxair, Inc.		10,711	1,255,222

Construction Materials	1.5
Summit Materials, Inc. - Class A*		18,722	445,397

Fertilizers & Agricultural Chemicals	1.2
Monsanto Co.		3,329	350,244

Metals & Mining	1.0
Compass Minerals International, Inc.		3,778	296,006
	8.0		2,346,869

Financials
Diversified Financial Services	3.8
Berkshire Hathaway Inc. - Class B*		6,837	1,114,294

Insurance Brokers	2.0
Willis Towers Watson plc(b)		2,451	299,708
Aon plc - Class A(b)		2,670	297,785
	5.8		1,711,787

Consumer Staples
Food & Staples Retailing	2.4
CVS Health Corp.		8,832	696,933

Personal Products	1.2
Avon Products, Inc.*		70,000	352,800
	3.6		1,049,733

Industrials
Machinery	1.4
Colfax Corp.*		12,000	431,160

Electrical Equipment	1.1
Thermon Group Holdings, Inc.*		16,868	322,010
	2.5		753,170

Energy
Oil & Gas Exploration & Production	1.5
Range Resources Corp.		13,014	447,161

Real Estate
Equity REITs	1.0
American Tower Corp.		2,828	298,863
Total Common Stocks (Cost $22,613,146)			23,187,315

Cash Equivalents - 21.8%

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.43%(a)		6,447,298	6,447,298
Total Cash Equivalents (Cost $6,447,298)			6,447,298
Total Investments in Securities (Cost $29,060,444)			29,634,613
Other Liabilities in Excess of Other Assets - (0.4%)			(130,128)
Net Assets - 100%			29,504,485
Net Asset Value Per Share			10.30

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at December 31, 2016.
(b) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

HICKORY FUND

Schedule of Investments
December 31, 2016

Common Stocks - 75.9%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	15.5
Liberty Broadband Corp.*
Series A		50,000	3,623,000
Series C		210,000	15,554,700
Liberty Global Group - Class C* (c)		360,000	10,692,000
Liberty SiriusXM Group*
Series A		90,000	3,106,800
Series C		220,000	7,462,400
LiLAC Group - Class C* (c)		129,916	2,750,322

Internet & Direct Marketing Retail	7.4
QVC Group - Series A*		525,000	10,489,500
Liberty Ventures Group - Series A*		162,000	5,972,940
Liberty Expedia Holdings, Inc. - Series A*		108,000	4,284,360

Movies & Entertainment	5.7
Liberty Media Group*
Series A		27,500	862,125
Series C		200,000	6,266,000
Lions Gate Entertainment Corp.*(c)
Class A		125,000	3,362,500
Class B		150,000	3,681,000
Liberty Braves Group*
Series A		11,000	225,390
Series C		75,000	1,544,250

Hotels, Restaurants & Leisure	3.4
ILG, Inc.		525,000	9,539,250

Advertising	3.1
National CineMedia, Inc.		600,000	8,838,000

Specialty Retail	3.1
Murphy USA Inc.*		140,000	8,605,800

Textiles, Apparel & Luxury Goods	1.2
Fossil Group, Inc.*		134,000	3,465,240
	39.4		110,325,577

Industrials
Machinery	7.7
Allison Transmission Holdings, Inc.		350,000	11,791,500
Colfax Corp.*		270,000	9,701,100

Aerospace & Defense	6.0
Wesco Aircraft Holdings, Inc.*		670,000	10,016,500
TransDigm Group, Inc.		28,000	6,970,880
	13.7		38,479,980

Financials
Mortgage REITs	4.0
Redwood Trust, Inc.		735,000	11,179,350

Insurance Brokers	2.6
Willis Towers Watson plc(c)		59,000	7,214,520
	6.6		18,393,870

		$ Principal
	% of Net	Amount
Information Technology	Assets	or Shares	$ Value
Internet Software & Services	2.7
XO Group, Inc.*		323,358	6,289,313
CommerceHub, Inc.*
Series A		27,000	405,270
Series C		54,000	811,620

Electronic Equipment, Instruments & Components	2.4
FLIR Systems, Inc.		190,000	6,876,100

Software	0.9
ACI Worldwide, Inc.*		135,000	2,450,250
	6.0		16,832,553

Health Care
Health Care Services	4.4
Laboratory Corp. of America Holdings*		95,000	12,196,100

Real Estate
Equity REITs	2.7
Equity Commonwealth*		250,000	7,560,000

Telecommunication Services
Diversified Telecommunication Services	2.1
LICT Corp.* #		1,005	5,904,375

Energy
Oil & Gas Exploration & Production	1.0
Range Resources Corp.		80,000	2,748,800
Total Common Stocks (Cost $130,778,641)			212,441,255

Cash Equivalents - 24.3%

U.S. Treasury Bills, 0.28% to 0.48%, 1/12/17 to 4/20/17(a)		63,000,000	62,950,324

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.43%(b)		4,963,857	4,963,857
Total Cash Equivalents (Cost $67,919,608)			67,914,181
Total Investments in Securities (Cost $198,698,249)			280,355,436
Other Liabilities in Excess of Other Assets - (0.2%)			(498,297)
Net Assets - 100%			279,857,139
Net Asset Value Per Share			50.95

* Non-income producing
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2016.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
December 31, 2016

Common Stocks - 46.0%

	% of Net
Information Technology	Assets	Shares	$ Value
IT Services	5.5
Visa Inc. - Class A		35,000	2,730,700
Mastercard Inc. - Class A		18,000	1,858,500
Accenture plc - Class A(e)		15,000	1,756,950

Software	1.8
Oracle Corp.		55,000	2,114,750

Semiconductors & Semiconductor Equipment	1.6
Texas Instruments, Inc.		25,000	1,824,250

Electronic Equipment, Instruments & Components	1.6
FLIR Systems, Inc.		50,000	1,809,500

Internet Software & Services	1.6
Alphabet, Inc. - Class C*		2,300	1,775,186
	12.1		13,869,836

Consumer Discretionary
Cable & Satellite	5.3
Comcast Corp. - Class A		32,500	2,244,125
Liberty Broadband Corp. - Series C*		28,000	2,073,960
Liberty Global Group - Class C* (e)		60,000	1,782,000

Movies & Entertainment	2.2
Twenty-First Century Fox, Inc. - Class A		92,000	2,579,680

Internet & Direct Marketing Retail	1.6
QVC Group - Series A*		90,000	1,798,200

Broadcasting	1.4
Discovery Communications, Inc. - Class C*		60,000	1,606,800

Specialty Retail	1.1
Murphy USA Inc.*		20,000	1,229,400
	11.6		13,314,165

Financials
Diversified Financial Services	3.2
Berkshire Hathaway Inc. - Class B*		22,500	3,667,050

Insurance Brokers	2.3
Aon plc - Class A(e)		13,500	1,505,655
Willis Towers Watson plc(e)		9,437	1,153,956

Mortgage REITs	1.5
Redwood Trust, Inc.		110,000	1,673,100
	7.0		7,999,761

Health Care
Health Care Services	3.1
Laboratory Corp. of America Holdings*		28,000	3,594,640

Pharmaceuticals	2.7
Allergan plc* (e)		14,500	3,045,145

Life Sciences Tools & Services	1.0
Thermo Fisher Scientific Inc.		8,500	1,199,350
	6.8		7,839,135

		$ Principal
	% of Net	Amount
Materials	Assets	or Shares	$ Value
Fertilizers & Agricultural Chemicals	1.8
Monsanto Co.		20,000	2,104,200

Industrial Gases	1.7
Praxair, Inc.		17,000	1,992,230

Metals & Mining	1.1
Compass Minerals International, Inc.		16,000	1,253,600
	4.6		5,350,030

Consumer Staples
Beverages	2.8
Diageo plc - Sponsored ADR(e)		16,000	1,663,040
Anheuser-Busch InBev SA/NV - Sponsored ADR(e)		15,000	1,581,600
	2.8		3,244,640

Industrials
Air Freight & Logistics	1.1
United Parcel Service, Inc. - Class B		10,500	1,203,720
Total Common Stocks (Cost $41,529,100)			52,821,287

Corporate Bonds - 7.9%

American Express Credit Corp. 1.125% 6/05/17		500,000	499,953

Anheuser-Busch InBev Finance Inc. 1.9% 2/01/19		500,000	500,971

Antero Resources Corp. 6.0% 12/01/20		600,000	618,030

Bank of America Corp.
1.7% 8/25/17		500,000	500,747
2.25% 4/21/20		500,000	497,477

Berkshire Hathaway Inc. (Finance Corp.)
1.45% 3/07/18		100,000	100,115
2.0% 8/15/18		500,000	503,680
1.7% 3/15/19		100,000	99,944
4.25% 1/15/21		300,000	323,502

JPMorgan Chase & Co. 1.35% 2/15/17		500,000	500,093

Markel Corp.
7.125% 9/30/19		1,014,000	1,136,591
4.9% 7/01/22		400,000	432,026

U.S. Bancorp 2.35% 1/29/21		1,000,000	1,002,861

Wells Fargo & Co.
1.15% 6/02/17		500,000	499,901
1.4% 9/08/17		500,000	499,462
4.6% 4/01/21		1,250,000	1,343,954

Total Corporate Bonds (Cost $8,981,490)			9,059,307

Corporate Convertible Bonds - 0.9%
	$ Principal
	Amount	$ Value
Redwood Trust, Inc. 5.625% 11/15/19 (Cost $996,940)	1,000,000	1,012,500

Mortgage-Backed Securities - 2.2%(c)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 2025 (2.9 years)	105,876	111,622

Pass-Through Securities
E02948 — 3.5% 2026 (3.3 years)	248,011	259,455
J14649 — 3.5% 2026 (3.4 years)	145,907	152,449
J16663 — 3.5% 2026 (3.5 years)	151,985	158,849
		682,375

Federal National Mortgage Association
Collateralized Mortgage Obligations
2002-91 CL QG — 5.0% 2018 (0.5 years)	18,342	18,574
2003-9 CL DB — 5.0% 2018 (0.5 years)	21,780	22,105

Pass-Through Securities
MA0464 — 3.5% 2020 (1.4 years)	127,069	132,422
AR8198 — 2.5% 2023 (2.3 years)	223,602	228,442
MA1502 — 2.5% 2023 (2.5 years)	193,412	197,693
995755 — 4.5% 2024 (2.6 years)	25,180	26,546
AB1769 — 3.0% 2025 (3.2 years)	135,187	139,071
AB3902 — 3.0% 2026 (3.7 years)	243,712	250,720
AK3264 — 3.0% 2027 (3.9 years)	190,534	196,027
		1,211,600

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.8 years)	245,487	253,564

	$ Principal
	Amount
Non-Government Agency	or Shares	$ Value
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)
2014-5 CL A1 — 3.0% 2029 (3.3 years)(d)	332,293	336,213

Sequoia Mortgage Trust (SEMT)
2012-1 CL 1A1 — 2.865% 2042 (3.3 years)	58,311	58,818
		395,031
Total Mortgage-Backed Securities (Cost $2,475,774)		2,542,570

U.S. Treasury Notes - 18.3%

U.S. Treasury Notes
0.875% 2/28/17	2,000,000	2,001,388
0.625% 5/31/17	2,000,000	2,000,312
0.625% 8/31/17	2,000,000	1,998,594
0.625% 11/30/17	3,000,000	2,993,379
0.75% 2/28/18	2,000,000	1,995,468
1.0% 5/31/18	2,000,000	1,999,610
1.5% 8/31/18	2,000,000	2,012,812
1.25% 11/30/18	2,000,000	2,003,086
2.0% 11/30/20	2,000,000	2,021,016
1.875% 11/30/21	2,000,000	1,994,804
Total U.S. Treasury Notes (Cost $20,978,876)		21,020,469

Cash Equivalents - 24.7%

U.S. Treasury Bills, 0.28% to 0.48%, 1/12/17 to 4/20/17(a)	28,000,000	27,978,950

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.43%(b)	347,095	347,095
Total Cash Equivalents (Cost $28,327,692)		28,326,045
Total Investments in Securities (Cost $103,289,872)		114,782,178
Other Assets Less Other Liabilities — 0.0%		33,241
Net Assets - 100%		114,815,419
Net Asset Value Per Share		13.12

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2016.
(c) Number of years indicated represents estimated average life.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
December 31, 2016

Corporate Bonds - 34.4%	$ Principal
	Amount	$ Value
American Express Credit Corp. 2.25% 8/15/19	150,000	150,892

Anheuser-Busch InBev Finance Inc. 3.3% 2/01/23	200,000	203,818

Antero Resources Corp. 6.0% 12/01/20	465,000	478,973

Berkshire Hathaway Inc.
2.1% 8/14/19	250,000	252,346
Finance Corp.
4.25% 1/15/21	500,000	539,170
3.0% 5/15/22	200,000	203,938

Boardwalk Pipelines LLC 5.75% 9/15/19	170,000	183,402

Boston Properties LP 3.125% 9/01/23	555,000	545,027

CONSOL Energy, Inc. 5.875% 4/15/22	92,000	90,620

Equity Commonwealth
6.65% 1/15/18 (HRPT Properties Trust)	85,000	87,165
5.875% 9/15/20	719,000	768,912

Energy Transfer Partners LP (Regency Energy Partners) 6.5% 7/15/21	500,000	516,457

Express Scripts Holding Co. 7.25% 6/15/19	250,000	279,430

FLIR Systems, Inc. 3.125% 6/15/21	400,000	401,463

Markel Corp.
7.125% 9/30/19	125,000	140,112
4.9% 7/01/22	250,000	270,016
3.625% 3/30/23	150,000	150,605

MPLX LP 4.875% 6/01/25	190,000	195,675

Range Resources Corp. 5.0% 8/15/22(c)	301,000	300,624

SemGroup Corp. 7.5% 6/15/21	196,000	202,860

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (d)	250,000	251,093

TC PipeLines LP
4.65% 6/15/21	160,000	167,666
4.375% 3/13/25	45,000	45,439

Vornado Realty LP 2.5% 6/30/19	530,000	532,187

Wells Fargo & Co.
4.6% 4/01/21	400,000	430,065
2.1% 7/26/21	200,000	194,737

Williams Partners LP (Access Midstream Partners) 6.125% 7/15/22	100,000	103,145
Total Corporate Bonds (Cost $7,566,151)		7,685,837

Corporate Convertible Bonds - 2.8%

	$ Principal
	Amount	$ Value
Redwood Trust, Inc.
4.625% 4/15/18	475,000	476,484
5.625% 11/15/19	150,000	151,875
Total Corporate Convertible Bonds (Cost $624,766)		628,359

Asset-Backed Securities - 19.7%(b)

Credit Acceptance Auto Loan Trust (CAALT)
2014-1A CL A — 1.55% 2021 (0.1 years)(c)	41,530	41,529
2014-1A CL B — 2.29% 2022 (0.5 years)(c)	290,000	290,790

DT Auto Owner Trust (DTAOT)
2016-1A CL A — 2.0% 2019 (0.3 years)(c)	62,814	62,891
2016-2A CL A — 1.73% 2019 (0.4 years)(c)	71,288	71,356
2014-3A CL C — 3.04% 2020 (0.5 years)(c)	145,778	146,609
2015-3A CL B — 2.46% 2019 (0.6 years)(c)	80,000	80,302
2016-1A CL C — 3.54% 2021 (1.4 years)(c)	215,000	216,617

Exeter Automobile Receivables Trust (EART)
2016-3A CL A — 1.84% 2020 (1.2 years)(c)	181,666	181,456

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (0.1 years)(c)	1,344	1,344
2014-2 CL C — 3.95% 2020 (1.8 years)(c)	260,000	260,565

Ford Credit Auto Owner Trust (FORDO)
2013-A CL D — 1.86% 2019 (0.3 years)	175,000	175,349

Honor Automobile Trust Securitization (HATS)
2016-1A CL A — 2.94% 2019 (0.7 years)(c)	250,000	250,058

Marlette Funding Trust (MFT)
2016-1A CL A — 3.06% 2023 (1.1 years)(c)	294,363	294,507

OneMain Direct Auto Receivables Trust (ODART)
2016-1A CL A — 2.04% 2021 (0.8 years)(c)	246,346	246,805
2016-1A CL B — 2.76% 2021 (1.8 years)(c)	250,000	249,879
2016-1A CL C — 4.58% 2021 (2.1 years)(c)	350,000	352,317

Prestige Auto Receivables Trust (PART)
2014-1A CL A3 — 1.52% 2020 (0.3 years)(c)	119,622	119,685
2016-1A CL A2 — 1.78% 2019 (0.6 years)(c)	132,291	132,493

Santander Drive Auto Receivables Trust (SDART)
2014-1 CL D — 2.91% 2020 (1.3 years)	388,000	392,895
2014-5 CL D — 3.21% 2021 (1.9 years)	80,000	81,507

SoFi Consumer Loan Program LLC (SCLP)
2016-3 CL A — 3.05% 2025 (1.7 years)(c)	193,210	192,805
2016-2 CL A — 3.09% 2025 (1.8 years)(c)	344,842	344,975

Westlake Automobile Receivables Trust (WLAKE)
2016-3A CL A1 — 0.95% 2017 (0.2 years)(c)	230,730	230,621
Total Asset-Backed Securities (Cost $4,406,682)		4,417,355

$ Principal
Commercial Mortgage-Backed Securities - 3.8%(b)	Amount
	or Shares	$ Value
FORT CRE LLC (FCRE)
2016-1A CL A2 — 2.755% 2036 Floating Rate (1.6 years)(c)	200,000	200,660

Resource Capital Corp. LTD (RSO)
2014-CRE2 CL A — 1.75389% 2032 Floating Rate (0.3 years)(c)	263,753	262,332

Rialto Real Estate Fund II LP (RIAL)
2015-LT7 CL A — 3.0% 2032 (0.1 years)(c)	24,334	24,334

Wells Fargo Commercial Mortgage Trust (WFCM)
2014-TISH CL WTS1 — 2.954% 2027 Floating Rate (0.2 years)(c)	352,000	353,377
Total Commercial Mortgage-Backed Securities (Cost $825,046)		840,703

Mortgage-Backed Securities - 2.4%(b)

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 2025 (3.4 years)	121,117	124,584

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)
2016-3 CL 2A1 — 3.0% 2046 (3.5 years)(c)	380,443	384,693

Sunset Mortgage Loan Co. (SMLC)
2014-NPL2 CL A — 3.721% 2044 (0.6 years)(c)	36,093	36,048
		420,741
Total Mortgage-Backed Securities (Cost $550,817)		545,325

Taxable Municipal Bonds - 1.9%

Alderwood Water and Wastewater District, Washington, Water & Sewer Revenue,
Series B, 5.15% 12/01/25 (Cost $430,366)	400,000	424,832

U.S. Treasury - 26.8%

U.S. Treasury Inflation Indexed Bonds
0.125% 7/15/26	302,514	292,704

U.S. Treasury Notes/Bonds
2.25% 7/31/21	475,000	482,524
2.0% 2/15/22	1,160,000	1,161,971
2.0% 2/15/23	1,075,000	1,066,371
2.75% 11/15/23	810,000	836,847
2.5% 5/15/24	1,000,000	1,015,137
1.625% 5/15/26	760,000	708,834
2.5% 2/15/45	245,000	218,294
2.5% 5/15/46	250,000	222,178
		5,712,156
Total U.S. Treasury (Cost $6,138,737)		6,004,860

Common Stocks - 1.6%

Equity Commonwealth*	6,000	181,440
Redwood Trust, Inc.	11,350	172,634
Total Common Stocks (Cost $295,020)		354,074

Cash Equivalents - 6.4%
Shares		$ Value
Wells Fargo Advantage Government Money
Market Fund - Select Class 0.43%(a)	1,424,555	1,424,555
Total Cash Equivalents (Cost $1,424,555)		1,424,555
Total Investments in Securities (Cost $22,262,140)		22,325,900
Other Assets Less Other Liabilities - 0.2%		46,988
Net Assets - 100%		22,372,888
Net Asset Value Per Share - Investor Class		10.18
Net Asset Value Per Share - Institutional Class		10.18

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at December 31, 2016.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Annual sinking fund.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

SHORT DURATION INCOME FUND

Schedule of Investments
December 31, 2016

Corporate Bonds - 42.7%

	$ Principal
	Amount	$ Value
ACI Worldwide, Inc. 6.375% 8/15/20(c)	250,000	257,500

Aetna Inc. 1.9% 6/07/19	500,000	499,148

American Express Bank FSB 6.0% 9/13/17	8,475,000	8,737,895

American Express Co. 8.125% 5/20/19	1,000,000	1,138,014

American Express Credit Corp.
1.125% 6/05/17	1,500,000	1,499,858
2.25% 8/15/19	11,042,000	11,107,656

American Realty Capital Properties Operating Partnership LP 3.0% 2/06/19	1,870,000	1,870,000

Anheuser-Busch InBev Finance Inc.
1.9% 2/01/19	13,000,000	13,025,246
3.3% 2/01/23	4,800,000	4,891,642

Antero Resources Corp. 6.0% 12/01/20	2,425,000	2,497,871

AT&T Inc. 2.375% 11/27/18	5,368,000	5,417,402

Bank of America Corp.
1.7% 8/25/17	5,112,000	5,119,642
5.75% 12/01/17	3,945,000	4,087,332
2.25% 4/21/20	10,000,000	9,949,550

Berkshire Hathaway Inc.
2.1% 8/14/19	2,750,000	2,775,800
Finance Corp.
1.6% 5/15/17	10,000,000	10,019,190
1.45% 3/07/18	900,000	901,038
5.4% 5/15/18	5,000,000	5,263,245
2.0% 8/15/18	2,500,000	2,518,402
1.7% 3/15/19	900,000	899,491
2.9% 10/15/20	3,000,000	3,074,112
4.25% 1/15/21	4,200,000	4,529,024

Boardwalk Pipelines LLC 5.75% 9/15/19	11,008,000	11,875,827

Boston Properties LP
5.875% 10/15/19	11,440,000	12,482,150
3.125% 9/01/23	9,560,000	9,388,207

Comcast Corp. 5.15% 3/01/20	3,000,000	3,276,162

DCP Midstream Operating LP 2.5% 12/01/17	13,250,000	13,216,875

Dell Inc. (Diamond 1 and 2 Finance Corp.) 3.48% 6/01/19(c)	5,000,000	5,106,965

Diageo Capital plc 4.85% 5/15/18(d)	3,941,000	4,108,693

eBay, Inc. 2.2% 8/01/19	3,000,000	3,000,498

Energy Transfer Partners LP (Regency Energy Partners) 6.5% 7/15/21	19,374,000	20,011,676

Equity Commonwealth
6.65% 1/15/18 (HRPT Properties Trust)	2,990,000	3,066,173
5.875% 9/15/20	8,000,000	8,555,352

Expedia, Inc. 7.456% 8/15/18	10,000,000	10,819,630

	$ Principal
	Amount	$ Value
Express Scripts Holding Co.
2.25% 6/15/19	8,955,000	8,959,289
7.25% 6/15/19	5,217,000	5,831,156

Fifth Third Bank 1.625% 9/27/19	2,000,000	1,976,870

Flir Systems, Inc. 3.125% 6/15/21	2,600,000	2,609,511

FMC Technologies, Inc. 2.0% 10/01/17	2,000,000	2,001,798

Ford Motor Credit Co. LLC
2.145% 1/09/18	2,000,000	2,003,396
2.943% 1/08/19	2,000,000	2,023,806
2.021% 5/03/19	10,000,000	9,913,840
1.897% 8/12/19	1,000,000	984,518

Goldman Sachs Group, Inc.
6.25% 9/01/17	2,085,000	2,149,389
5.95% 1/18/18	4,000,000	4,168,024
1.7565% 12/13/19 Floating Rate	6,250,000	6,252,812
2.04178% 4/23/20 Floating Rate	5,479,000	5,533,932

JPMorgan Chase & Co.
1.35% 2/15/17	14,463,000	14,465,705
6.3% 4/23/19	2,500,000	2,732,730

JPMorgan Chase Bank, N.A.
6.0% 7/05/17	5,000,000	5,113,510
1.58761% 9/23/19 Floating Rate	12,000,000	12,013,668

Kinder Morgan, Inc. 2.0% 12/01/17	7,765,000	7,778,565

Markel Corp.
7.125% 9/30/19	11,859,000	13,292,729
5.35% 6/01/21	10,000,000	10,926,100
4.9% 7/01/22	3,850,000	4,158,246

McDonald's Corp. 5.35% 3/01/18	4,075,000	4,247,874

McKesson Corp. 1.4% 3/15/18	8,815,000	8,781,662

MetLife Global Funding I
1.3% 4/10/17(c)	1,000,000	1,000,602
1.875% 6/22/18(c)	1,000,000	1,003,039
1.75% 12/19/18(c)	1,000,000	1,000,630

Omnicom Group, Inc. 6.25% 7/15/19	6,181,000	6,825,450

Penske Truck Leasing 3.75% 5/11/17(c)	5,000,000	5,039,320

Range Resources Corp. 5.0% 8/15/22(c)	11,876,000	11,861,155

Republic Services, Inc. (Allied Waste) 3.8% 5/15/18	5,000,000	5,140,740

SemGroup Corp. 7.5% 6/15/21	1,000,000	1,035,000

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	4,750,000	4,770,757

Superior Energy Services, Inc. (SESI, LLC) 6.375% 5/01/19	4,900,000	4,924,500

Teva Pharmaceutical Industries Ltd. 2.2% 7/21/21(d)	5,000,000	4,788,555

U.S. Bancorp 2.35% 1/29/21	14,000,000	14,040,054

	$ Principal
	Amount	$ Value
Verizon Communications, Inc. 3.65% 9/14/18	2,000,000	2,066,882

Vornado Realty LP 2.5% 6/30/19	13,390,000	13,445,247

Walt Disney Co. 0.875% 7/12/19	1,000,000	980,262

Washington Post Co. 7.25% 2/01/19	8,500,000	9,268,485

Wells Fargo & Co.
1.15% 6/02/17	1,500,000	1,499,703
1.23344% 6/15/17 (Wachovia Bank) Floating Rate	5,000,000	5,001,540
1.4% 9/08/17	7,144,000	7,136,306
4.6% 4/01/21	5,745,000	6,176,811
2.1% 7/26/21	10,100,000	9,834,208
3.5% 3/08/22	7,900,000	8,133,674

Wells Fargo Bank, N.A. 2.15% 12/06/19	10,000,000	9,998,020

Williams Partners LP (Access Midstream Partners) 6.125% 7/15/22	13,313,000	13,731,681

Willis North America, Inc. 6.2% 3/28/17	14,477,000	14,638,969
Total Corporate Bonds (Cost $499,932,323)		506,247,986

Corporate Convertible Bonds - 4.0%

Redwood Trust, Inc.
4.625% 4/15/18	32,350,000	32,451,094
5.625% 11/15/19	14,850,000	15,035,625
Total Corporate Convertible Bonds (Cost $47,151,693)		47,486,719

Asset-Backed Securities - 6.4%(b)

AmeriCredit Automobile Receivables Trust (AMCAR)
2013-5 CL D — 2.86% 2019 (1.4 years)	4,055,000	4,106,593

Cabela's Master Credit Card Trust (CABMT)
2012-2A CL A2 — 1.18389% 2020 Floating Rate (0.5 years)(c)	6,000,000	5,999,912

CPS Auto Receivables Trust (CPS)
2013-A CL A — 1.31% 2020 (0.8 years)(c)	737,145	734,786

Credit Acceptance Auto Loan Trust (CAALT)
2014-1A CL A — 1.55% 2021 (0.1 years)(c)	705,181	705,165

DT Auto Owner Trust (DTAOT)
2016-1A CL A — 2.0% 2019 (0.3 years)(c)	2,135,681	2,138,306
2016-2A CL A — 1.73% 2019 (0.4 years)(c)	2,304,985	2,307,166

Exeter Automobile Receivables Trust (EART)
2016-3A CL A — 1.84% 2020 (1.2 years)(c)	6,176,657	6,169,502

First Investors Auto Owner Trust (FIAOT)
2016-1A CL A1 — 1.92% 2020 (0.6 years)(c)	3,133,094	3,140,342

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (0.1 years)(c)	55,111	55,112
2014-2 CL A — 1.43% 2019 (0.4 years)(c)	1,178,181	1,178,135

Honor Automobile Trust Securitization (HATS)
2016-1A CL A — 2.94% 2019 (0.7 years)(c)	3,000,000	3,000,695

OneMain Direct Auto Receivables Trust (ODART)
2016-1A CL A — 2.04% 2021 (0.8 years)(c)	3,695,191	3,702,069
2016-1A CL C — 4.58% 2021 (2.1 years)(c)	9,650,000	9,713,895

Prestige Auto Receivables Trust (PART)
2016-1A CL A2 — 1.78% 2019 (0.6 years)(c)	4,960,901	4,968,492

	$ Principal
	Amount	$ Value
Santander Drive Auto Receivables Trust (SDART)
2016-3 CL A1 — 0.8% 2017 (0.2 years)	6,640,661	6,637,779
2016-3 CL A2 — 1.34% 2019 (1.1 years)	5,000,000	5,001,850
2014-1 CL D — 2.91% 2020 (1.3 years)	2,345,000	2,374,583

SoFi Consumer Loan Program LLC (SCLP)
2016-3 CL A — 3.05% 2025 (1.7 years)(c)	1,738,889	1,735,245
2016-2 CL A — 3.09% 2025 (1.8 years)(c)	3,965,685	3,967,218

Westlake Automobile Receivables Trust (WLAKE)
2016-3A CL A1 — 0.95% 2017 (0.2 years)(c)	8,421,640	8,417,668
Total Asset-Backed Securities (Cost $75,988,521)		76,054,513

Commercial Mortgage-Backed Securities - 0.3%(b)

FORT CRE LLC (FCRE)
2016-1A CL A1 — 2.255% 2036 Floating Rate (0.9 years)(c)	2,609,676	2,619,775

Rialto Real Estate Fund II, LP (RIAL)
2015-LT7 CL A — 3.0% 2032 (0.1 years)(c)	989,601	989,601
Total Commercial Mortgage-Backed Securities (Cost $3,599,276)		3,609,376

Mortgage-Backed Securities - 19.3%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3815 CL AD — 4.0% 2025 (0.8 years)	288,692	294,649
3844 CL AG — 4.0% 2025 (1.1 years)	1,052,060	1,075,691
4281 CL AG — 2.5% 2028 (2.7 years)	2,086,618	2,105,916
3649 CL BW — 4.0% 2025 (2.9 years)	2,721,019	2,868,687
2952 CL PA — 5.0% 2035 (3.1 years)	689,333	730,796
3620 CL PA — 4.5% 2039 (3.5 years)	1,802,300	1,924,055
3842 CL PH — 4.0% 2041 (4.4 years)	1,791,530	1,892,954
3003 CL LD — 5.0% 2034 (4.5 years)	1,788,968	1,950,939
4107 CL LA — 2.5% 2031 (7.2 years)	6,957,691	6,712,271
4107 CL LW — 1.75% 2027 (9.2 years)	3,920,573	3,553,108
		23,109,066
Pass-Through Securities
EO1386 — 5.0% 2018 (0.6 years)	10,721	10,990
G18190 — 5.5% 2022 (2.0 years)	33,990	36,256
G13300 — 4.5% 2023 (2.3 years)	192,757	204,075
G18296 — 4.5% 2024 (2.6 years)	498,274	529,415
G18306 — 4.5% 2024 (2.6 years)	1,018,251	1,076,756
G13517 — 4.0% 2024 (2.6 years)	683,655	720,983
G18308 — 4.0% 2024 (2.7 years)	1,038,710	1,095,928
J13949 — 3.5% 2025 (3.1 years)	5,414,451	5,707,077
E02948 — 3.5% 2026 (3.3 years)	9,672,445	10,118,747
J14649 — 3.5% 2026 (3.4 years)	4,022,867	4,203,239
E02804 — 3.0% 2025 (3.4 years)	3,530,651	3,629,257
J16663 — 3.5% 2026 (3.5 years)	9,126,363	9,538,519
E03033 — 3.0% 2027 (3.7 years)	5,095,853	5,234,045
E03048 — 3.0% 2027 (3.8 years)	9,577,818	9,838,112
G01818 — 5.0% 2035 (4.5 years)	2,146,384	2,347,958
		54,291,357
Structured Agency Credit Risk Debt Notes
2013-DN1 CL M1 — 4.15611% 2023 Floating Rate (0.6 years)	1,685,169	1,710,995

Interest Only Securities
3974 CL AI — 3.0% 2021 (1.1 years)	3,605,033	95,075
		79,206,493

Federal National Mortgage Association
Collateralized Mortgage Obligations
2003-9 CL DB — 5.0% 2018 (0.5 years)	43,561	44,211

	$ Principal
	Amount	$ Value
2011-19 CL KA — 4.0% 2025 (0.6 years)	587,150	593,724
2010-145 CL PA — 4.0% 2024 (2.0 years)	920,655	954,492
2010-54 CL WA — 3.75% 2025 (2.4 years)	1,318,517	1,367,212
		2,959,639
Pass-Through Securities
256982 — 6.0% 2017 (0.4 years)	19,297	19,525
251787 — 6.5% 2018 (0.6 years)	1,637	1,852
357414 — 4.0% 2018 (0.7 years)	113,340	116,672
254907 — 5.0% 2018 (0.8 years)	48,386	49,711
MA0464 — 3.5% 2020 (1.4 years)	2,003,780	2,088,193
357985 — 4.5% 2020 (1.5 years)	77,545	80,649
888595 — 5.0% 2022 (1.8 years)	181,612	192,312
888439 — 5.5% 2022 (1.9 years)	169,308	180,440
AD0629 — 5.0% 2024 (2.1 years)	632,547	674,988
995960 — 5.0% 2023 (2.1 years)	549,055	585,998
AL0471 — 5.5% 2025 (2.2 years)	2,704,822	2,882,811
AR8198 — 2.5% 2023 (2.3 years)	6,550,442	6,692,228
995693 — 4.5% 2024 (2.4 years)	1,008,832	1,065,920
AE0031 — 5.0% 2025 (2.5 years)	987,896	1,054,936
MA1502 — 2.5% 2023 (2.5 years)	5,608,936	5,733,107
995692 — 4.5% 2024 (2.5 years)	834,086	882,021
890112 — 4.0% 2024 (2.6 years)	679,868	717,980
MA0043 — 4.0% 2024 (2.6 years)	540,519	567,001
995755 — 4.5% 2024 (2.6 years)	1,233,807	1,300,757
930667 — 4.5% 2024 (2.7 years)	784,438	828,243
AA5510 — 4.0% 2024 (2.7 years)	317,654	335,555
AA4315 — 4.0% 2024 (2.7 years)	1,362,744	1,433,704
931739 — 4.0% 2024 (2.8 years)	348,306	367,921
AD7073 — 4.0% 2025 (3.0 years)	1,114,897	1,177,500
AB1769 — 3.0% 2025 (3.2 years)	3,109,304	3,198,644
AH3429 — 3.5% 2026 (3.2 years)	17,881,035	18,674,200
310139 — 3.5% 2025 (3.3 years)	6,749,061	7,042,591
AB2251 — 3.0% 2026 (3.3 years)	3,814,980	3,925,739
AB3902 — 3.0% 2026 (3.7 years)	2,489,580	2,561,163
AB4482 — 3.0% 2027 (3.8 years)	5,755,918	5,921,191
AK3264 — 3.0% 2027 (3.9 years)	6,211,423	6,390,479
AL1366 — 2.5% 2027 (4.0 years)	4,316,210	4,330,765
555531 — 5.5% 2033 (4.2 years)	4,099,407	4,594,679
MA0587 — 4.0% 2030 (4.3 years)	5,964,405	6,317,339
995112 — 5.5% 2036 (4.4 years)	1,792,377	2,009,136
725232 — 5.0% 2034 (4.5 years)	364,104	400,086
		94,396,036
		97,355,675

Government National Mortgage Association
Interest Only Securities
2009-31 CL PI — 4.5% 2037 (0.1 years)	67,777	15
2012-61 CL BI — 4.5% 2038 (0.9 years)	416,039	16,292
2010-66 CL IO — 0.01002% 2052 Floating Rate (4.9 years)	18,042,583	158,087
		174,394
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.8 years)	11,117,057	11,482,809
		11,657,203

Non-Government Agency
Collateralized Mortgage Obligations
Bayview Opportunity Master Fund IIa Trust (BOMFT)
2014-18NPL CL A — 3.2282% 2034 (1.1 years)(c)	3,761,536	3,776,332

Citigroup Mortgage Loan Trust, Inc. (CMLTI)
2014-A CL A — 4.0% 2035 (2.8 years)(c)	2,405,975	2,512,018

J.P. Morgan Mortgage Trust (JPMMT)
2014-2 CL 2A2 — 3.5% 2029 (2.7 years)(c)	5,008,361	5,105,318
2014-5 CL A1 — 3.0% 2029 (3.3 years)(c)	9,636,506	9,750,188
2016-3 CL 2A1 — 3.0% 2046 (3.5 years)(c)	3,657,960	3,698,827

	$ Principal
	Amount
	or Shares	$ Value
Selene Non-Performing Loans LLC (SNPL)
2014-1A CL A — 2.9814% 2054 (0.6 years)(c)	267,044	267,447

Sequoia Mortgage Trust (SEMT)
2013-4 CL A3 — 1.55% 2043 (1.7 years)	8,423,220	8,270,568
2012-1 CL 1A1 — 2.865% 2042 (3.3 years)	1,807,652	1,823,362
2012-4 CL A1 — 3.5% 2042 (4.3 years)	4,305,213	4,361,072

Sunset Mortgage Loan Co. (SMLC)
2014-NPL2 CL A — 3.721% 2044 (0.6 years)(c)	490,383	489,770

Washington Mutual, Inc. (WAMU)
2003-S7 CL A1 — 4.5% 2018 (0.1 years)	21,213	21,349
		40,076,251
Total Mortgage-Backed Securities (Cost $227,586,129)		228,295,622

Taxable Municipal Bonds - 0.5%

Iowa State University Revenue 5.8% 7/01/22	1,335,000	1,421,441

Kansas Development Finance Authority Revenue, Series 2015H
2.258% 4/15/19	1,000,000	1,010,360
2.608% 4/15/20	500,000	507,455
2.927% 4/15/21	750,000	763,245

Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	826,377
4.788% 6/01/18	1,000,000	1,044,920
Total Taxable Municipal Bonds (Cost $5,400,000)		5,573,798

U.S. Treasury - 22.8%

U.S. Treasury Inflation Indexed Bonds
0.125% 7/15/26	5,041,900	4,878,401

U.S. Treasury Notes
0.875% 1/31/17	25,000,000	25,010,250
0.75% 6/30/17	20,000,000	20,011,720
1.0% 12/15/17	25,000,000	25,029,775
0.875% 1/31/18	20,000,000	19,988,280
0.75% 2/28/18	15,000,000	14,966,010
1.375% 6/30/18	25,000,000	25,120,125
0.75% 9/30/18	20,000,000	19,867,580
1.25% 1/31/19	15,000,000	15,010,845
0.875% 5/15/19	25,000,000	24,764,150
1.625% 6/30/19	10,000,000	10,076,170
1.375% 1/31/20	15,000,000	14,946,090
2.125% 8/31/20	15,000,000	15,245,220
2.0% 11/30/20	20,000,000	20,210,160
1.125% 7/31/21	15,000,000	14,501,655
		264,748,030
Total U.S. Treasury (Cost $269,459,216)		269,626,431

Common Stocks - 1.0%

Redwood Trust, Inc. (Cost $8,263,786)	795,000	12,091,950

Cash Equivalents - 2.4%
	Shares	$ Value
Wells Fargo Advantage Government Money
Market Fund - Select Class 0.43%(a)	28,898,269	28,898,269
Total Cash Equivalents (Cost $28,898,269)		28,898,269
Total Investments in Securities (Cost $1,166,279,213)		1,177,884,664
Other Assets Less Other Liabilities — 0.6%		6,870,742
Net Assets - 100%		1,184,755,406
Net Asset Value Per Share - Investor Class		12.26
Net Asset Value Per Share - Institutional Class		12.28

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at December 31, 2016.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity.
(e) Annual sinking fund.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
December 31, 2016

Municipal Bonds - 95.5%

	% of Net	$ Principal
	Assets	Amount	$ Value
Florida	1.7
Miami, Dade County, Aviation Revenue,
Series 2010A, 4.25%, 10/01/18		1,000,000	1,048,170

Illinois	0.6
Cook, Kane, Lake and McHenry Counties and State of Illinois,
General Obligation, Community College District No. 512,
Series 2009A, 5.0%, 12/01/23		100,000	106,338

Illinois Finance Authority, Revenue, Northwestern Memorial Hospital,
Series 2009A, 5.0%, 8/15/17		245,000	250,882
			357,220
Iowa	1.4
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011, 4.0%, 7/01/20,
Pre-Refunded 7/01/17 @ 100		600,000	609,282

Iowa Finance Authority, Hospital Revenue, Bond Anticipation Notes,
Shenandoah Medical Center Project, Series 2015, 1.75%, 6/01/18		250,000	249,417
			858,699
Nebraska	91.6
Adams County, Hospital Authority #1, Revenue, Mary
Lanning Memorial Hospital Project, Radian Insured,
Escrowed to Maturity, 4.4%, 12/15/17		250,000	258,040

Blair, Water System Revenue, Series 2016, AMT,
2.2%, 12/15/22		175,000	167,097
2.45%, 12/15/23		125,000	118,924
2.65%, 12/15/24		100,000	94,292
2.85%, 12/15/25		100,000	93,800
3.0%, 12/15/26		100,000	93,352
3.1%, 12/15/27		100,000	92,671
3.2%, 12/15/28		100,000	91,518
3.35%, 12/15/29		100,000	91,104
3.5%, 12/15/30		100,000	90,690

Buffalo County, General Obligation, Kearney Public Schools
District 0007
Series 2012, 1.4%, 12/15/18		280,000	280,095
Series 2016
2.0%, 12/15/18		305,000	308,782
3.0%, 12/15/24		250,000	257,612

Chadron, Sales Tax and General Obligation, Aquatic Center,
Series 2016, 1.6%, 7/15/22		400,000	387,004

Columbus, Combined Revenue, Refunding, Series 2016,
4.0%, 12/15/26		100,000	109,853
4.0%, 12/15/27		100,000	109,112

Cornhusker Public Power District, Electric System Revenue, Refunding,
Series 2014, 2.25%, 7/01/22		260,000	261,765

Dawson Public Power District, Electric System Revenue,
Series 2016A
Refunding, 2.0%, 6/15/26		170,000	158,547
Refunding, 2.1%, 6/15/27		105,000	97,061
Series 2016B
2.5%, 6/15/28		135,000	127,647
3.0%, 6/15/29		245,000	242,665
3.0%, 6/15/30		355,000	345,007

	$ Principal
	Amount	$ Value
Douglas County, Educational Facility Revenue, Refunding,
Creighton University Project, Series 2010A, 5.6%, 7/01/25	400,000	440,324

Douglas County, General Obligation,
Refunding, Elkhorn Public School District 0010, Series 2016B
3.0%, 6/15/18	200,000	205,262
3.0%, 12/15/18	100,000	103,225
Westside Community School District 0066, Series 2015,
2.5%, 12/01/22	250,000	253,130

Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured, 5.125%, 9/01/17	55,000	55,073

Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008, 4.75%, 9/01/28	500,000	520,635
Refunding, Children's Hospital Obligated Group, Series 2008B
5.25%, 8/15/20	1,000,000	1,021,440
5.5%, 8/15/21	815,000	834,373
5.5%, 8/15/21, Pre-Refunded 8/15/17 @ 100	615,000	632,497

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
Series 2008, 5.5%, 11/01/18, Escrowed to Maturity(b)	215,000	227,421
Series 2015
4.0%, 11/01/19	110,000	115,960
5.0%, 11/01/20	100,000	110,009
5.0%, 11/01/21	100,000	111,348
5.0%, 11/01/22	250,000	281,970

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	385,066

Hamilton County, General Obligation, Hampton Public School
District 0091, Series 2016, 1.0%, 12/15/19	300,000	292,788

Hastings, Combined Utility Revenue, Refunding, Series 2012,
2.0%, 10/15/17	430,000	432,773

Imperial, General Obligation, Bond Anticipation Notes,
Series 2016, 0.9%, 12/15/17	250,000	249,195

Lancaster County, General Obligation, Norris School
District 0160, Series 2012, 2.75%, 12/15/28	500,000	500,740

Lancaster County, Hospital Authority #1, Revenue, Refunding
Bryan LGH Medical Center Project, Series 2008A, 5.0%, 6/01/17	500,000	506,970

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue,
Refunding, Series 2015, 3.0%, 12/01/19	750,000	781,530
Series 2016, 3.0%, 12/01/25	500,000	522,175

Lincoln, Airport Authority, Revenue, 2014 Series C
2.0%, 7/01/17	185,000	185,897
2.0%, 7/01/18	185,000	186,893
2.0%, 7/01/19	190,000	191,951
2.0%, 7/01/21	195,000	195,560

Lincoln, Certificates of Participation, Series 2010A,
2.4%, 3/15/17	395,000	395,478

	$ Principal
	Amount	$ Value
Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	652,521
2.5%, 4/01/21	925,000	934,888

Lincoln, Electric System Revenue, Refunding
Series 2012, 5.0%, 9/01/21	1,000,000	1,142,000
Series 2016, 3.0%, 9/01/28	500,000	501,875

Lincoln, General Obligation, Highway Allocation Fund,
Refunding, Series 2016
5.0%, 5/15/22	100,000	115,598
5.0%, 5/15/23	135,000	158,702
Series 2006, 4.0%, 5/15/23	1,000,000	1,000,270

Lincoln, Parking Revenue, Refunding, Series 2011,
3.25%, 8/15/18	440,000	452,835

Lincoln, Sanitary Sewer Revenue, Refunding, Series 2012,
1.5%, 6/15/17	440,000	441,100

Lincoln, General Obligation, West Haymarket Joint Public Agency,
Series 2011, 5.0%, 12/15/26	300,000	340,827

Loup River Public Power District, Electric System Revenue,
Refunding, Series 2016
5.0%, 12/01/18	500,000	535,605
5.0%, 12/01/19	500,000	549,620

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding
2009 Series A, BHAC Insured,
5.0%, 4/01/20, Pre-Refunded 4/01/19 @ 100	500,000	539,830
2012 Series A, 5.0%, 4/01/18	100,000	104,556
2013 Series A, 4.0%, 4/01/17	250,000	251,872
2016 Series A
5.0%, 4/01/21	250,000	280,047
5.0%, 4/01/27	350,000	412,527

Nebraska, Certificates of Participation,
Series 2015C
1.15%, 9/15/18	460,000	457,272
1.45%, 9/15/19	360,000	358,448
1.7%, 9/15/20	200,000	198,782
Series 2016A, 2.0%, 2/15/19	750,000	755,925

Nebraska Cooperative Republican Platte Enhancement Project, River Flow
Enhancement Revenue, Refunding, Series 2015, 3.0%, 12/15/17	440,000	446,653

Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A, 4.0%, 7/01/25,
Pre-Refunded 7/01/17 @ 100	750,000	761,677

Nebraska Investment Financial Authority,
Homeownership Revenue, 2011 Series A, 2.4%, 9/01/17	305,000	307,321
Single Family Housing Revenue, 2016 Series C,
1.85%, 3/01/23	100,000	96,196

	$ Principal
	Amount	$ Value
Nebraska Public Power District, Revenue
2007 Series B, 5.0%
1/01/20	300,000	305,781
1/01/20, Pre-Refunded 7/01/17 @ 100	95,000	96,964
1/01/21	1,340,000	1,365,688
1/01/21, Pre-Refunded 7/01/17 @ 100	410,000	418,475
2008 Series B, 5.0%, 1/01/19, Pre-Refunded 1/01/18 @ 100	250,000	259,772
2010 Series C, 4.25%, 1/01/17	500,000	500,045
2012 Series A
4.0%, 1/01/21	500,000	538,485
5.0%, 1/01/21	500,000	557,630
2012 Series B, 3.0%, 1/01/24	1,000,000	1,032,220
2012 Series C, 5.0%
1/01/19, Pre-Refunded 1/01/18 @ 100	500,000	519,545
1/01/25, Pre-Refunded 1/01/18 @ 100	750,000	779,318
2015 Series A-2, 5.0%, 1/01/24	250,000	279,845
2016 Series C, 4.0%, 1/01/19	880,000	923,780

Nebraska State Colleges, Facilities Corp., Deferred
Maintenance Revenue, Refunding, Series 2016, 4.0%, 7/15/28	750,000	803,018

Nebraska State Colleges, Student Fees and Facilities Revenue,
Refunding, Wayne State College Project, Series 2016B,
1.0%, 7/01/18	145,000	144,140
Wayne State College Project, Series 2016,
2.0%, 7/01/17	115,000	115,448
3.0%, 7/01/18	200,000	204,352
3.0%, 7/01/19	120,000	123,419

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	253,038

Omaha Convention Hotel Corp., Revenue, Refunding, Convention
Center Hotel, First Tier, Series 2007, AMBAC
Insured, 5.0%, 2/01/20	600,000	601,890

Omaha-Douglas County, General Obligation, Public Building
Commission, Series 2014, 5.0%, 5/01/26	725,000	822,752

Omaha, General Obligation,
Refunding, Series 2008
5.0%, 6/01/20	255,000	268,064
5.0%, 6/01/20, Pre-Refunded 6/01/18 @ 100	95,000	100,116
5.25%, 10/15/19, Pre-Refunded 10/15/18 @ 100	250,000	267,840
Various Purpose and Refunding, Series 2016A
4.0%, 4/15/22	815,000	890,379
4.0%, 4/15/23	185,000	203,922

Omaha, Public Facilities Corp., Lease Revenue
Omaha Baseball Stadium Project
Refunding, Series 2016A, 4.0%. 6/01/28	1,335,000	1,454,202
Series 2009
4.125%, 6/01/25, Pre-Refunded 6/01/19 @ 100	250,000	265,903
5.0%, 6/01/23, Pre-Refunded 6/01/19 @ 100	770,000	835,034
Series 2010, 4.125%, 6/01/29	650,000	677,872

Omaha Public Power District
Electric System Revenue
2007 Series A, 4.1%, 2/01/19, Pre-Refunded 2/01/17 @ 100	1,000,000	1,002,830
2012 Series A, 5.0%, 2/01/24, Pre-Refunded 2/01/22 @ 100	2,000,000	2,297,260
2015 Series B, 5.0%, 2/01/18	1,500,000	1,564,140
Separate Electric System Revenue
2015 Series A, 5.0%, 2/01/19	500,000	535,265

% of Net		$ Principal
Assets		Amount	$ Value
Omaha, Sanitary Sewerage System Revenue,
Refunding, Series 2016, 5.0%, 4/01/26		250,000	301,053
Series 2014
5.0%, 11/15/17		500,000	517,275
5.0%, 11/15/22		200,000	232,032

Papillion-La Vista, General Obligation, Sarpy County
School District #27, Series 2009, 5.0%, 12/01/28		500,000	530,210

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement
Series 2013
3.0%, 12/15/17		385,000	391,764
3.0%, 12/15/18		500,000	509,265
Series 2013B, 5.0%, 12/15/19		400,000	421,024
Series 2015
2.0%, 12/15/20		100,000	99,806
2.25%, 12/15/21		100,000	99,494
4.0%, 12/15/24		100,000	105,537
4.0%, 12/15/25		100,000	105,155

Perennial Public Power District, Electric System Revenue,
Refunding, Series 2016A, 0.95%, 1/01/18		125,000	124,549

Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2
2007 Series A, Pre-Refunded 1/01/17 @ 100
AGC-ICC AMBAC Insured, 5.0%, 1/01/19		1,260,000	1,260,151
AMBAC Insured, 5.0%, 1/01/18		750,000	750,090
AMBAC Insured, 5.0%, 1/01/26		800,000	800,096
2015 Series A, 5.0%, 1/01/18		250,000	259,135

Sarpy County,Certificates of Participation,
Series 2016, 1.75%, 6/15/26		500,000	449,190

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010
2.35%, 12/15/18		155,000	157,725
2.6%, 12/15/19		135,000	138,449

University of Nebraska, Facilities Corp., Lease Rental Revenue,
NCTA Education Center/Student Housing Project,
Series 2011, 3.75% 6/15/19		285,000	299,575

University of Nebraska, University Revenue,
Lincoln Student Fees and Facilities, Series 2015A
2.0%, 7/01/18		400,000	404,992
2.0%, 7/01/19		600,000	607,638
Omaha Health & Recreation Project
4.05%, 5/15/19, Pre-Refunded 5/15/18 @ 100		390,000	405,261
5.0%, 5/15/33, Pre-Refunded 5/15/18 @ 100		700,000	736,512
Omaha Student Facilities Project, Series 2007
5.0%, 5/15/27, Pre-Refunded 5/15/17 @ 100		800,000	812,320
			56,939,998
Texas	0.2
Harris County, Tax and Subordinate Lien Revenue,
Refunding, Series 2009C, 5.0%, 8/15/23		110,000	119,599
Total Municipal Bonds (Cost $59,263,524)			59,323,686

Cash Equivalents - 3.6%
% of Net
Assets	Shares	$ Value
Wells Fargo Advantage Government Money Market
Fund - Select Class 0.43%(a)	2,235,045	2,235,045
Total Cash Equivalents (Cost $2,235,045)		2,235,045
Total Investments in Securities (Cost $61,498,569)		61,558,731
Other Assets Less Other Liabilities - 0.9%		559,651
Net Assets - 100%		62,118,382
Net Asset Value Per Share		9.86

(a) Rate presented represents the annualized 7-day yield at December 31, 2016.
(b) Annual sinking fund.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

ULTRA SHORT GOVERNMENT FUND

Schedule of Investments
December 31, 2016

U.S. Treasury - 97.7%	$ Principal
	Amount
	or Shares	$ Value
U.S. Treasury Bills†
0.35% 1/12/17	13,000,000	12,998,739
0.32% 1/19/17	25,000,000	24,995,475
0.31% 2/02/17	8,000,000	7,997,224
0.50% 4/06/17	20,000,000	19,973,040
0.62% 5/04/17	15,000,000	14,970,765

U.S. Treasury Note
0.75% 12/31/17	20,000,000	19,969,920
Total U.S. Treasury (Cost $100,897,920)		100,905,163

Money Market Funds - 2.0%

Wells Fargo Advantage Money Market Funds
Government - Select Class 0.43%(a)	2,022,404	2,022,404
100% Treasury - Service Class 0.00%(a)	52,556	52,556
Total Money Market Funds (Cost $2,074,960)		2,074,960
Total Investments in Securities (Cost $102,972,880)		102,980,123
Other Assets Less Other Liabilities — 0.3%		304,944
Net Assets - 100%		103,285,067
Net Asset Value Per Share		10.00

† Interest rates presented represent the yield to maturity at the date of purchase.
(a) Rate presented represents the annualized 7-day yield at December 31, 2016.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):
(1)     Valuation of Investments

Investments are carried at value determined using the following valuation methods:
●        Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

●       Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

●       Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.

●       The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

●       The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

●       Money market funds are valued at the quoted net asset value.  Short-term securities are valued at amortized cost, which approximates current value.

●       The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.
(2)     Significant Accounting Policies Relating to Options and Securities Sold Short

The Funds, except for the Ultra Short Government Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
The Funds, except for the Ultra Short Government Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.
(3)     Securities Transactions

Securities transactions are accounted for on the date the securities are purchased or sold (trade date).
The cost of investments for Federal income tax purposes is summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Research	Hickory	Balanced	Core Plus Income	Short Duration Income	Nebraska Tax-Free Income	Ultra Short Government
Tax Cost	610,717,801	568,107,856	444,416,625	29,150,364	198,698,249	103,289,872	22,262,140	1,166,279,213	61,498,569	102,972,880
At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, are summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Research	Hickory	Balanced	Core Plus Income	Short Duration Income	Nebraska Tax-Free Income	Ultra Short Government
Appreciation	228,265,682	198,701,953	222,291,676	1,808,325	89,107,109	12,649,208	262,643	20,794,323	622,677	8,678
Depreciation	(14,206,376)	(32,645,908)	(8,542,774)	(1,324,076)	(7,449,922)	(1,156,902)	(198,883)	(9,188,872)	(562,515)	(1,435)
Net	214,059,306	166,056,045	213,748,902	484,249	81,657,187	11,492,306	63,760	11,605,451	60,162	7,243

(4)     Illiquid and Restricted Securities

The Funds own certain securities that have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at September 30, 2016, include the following:
	Acquisition Date	Partners III Opportunity	Hickory
Intelligent Systems Corp.	12/03/91	$ 2,899,379	$ -
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$ 2,899,379	$ 2,228,509
Value at 9/30/16		$ 9,193,500	$ 5,904,375
Percent of net assets at 9/30/16		1.4%	2.1%
(5)     Option Transactions

There were no derivative positions open at September 30, 2016.
(6)     Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:
Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2016	Gross Additions	Gross Reductions	Number of Shares Held Sept. 30, 2016	Value Sept. 30, 2016	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 9,193,500	$ -	$ -
* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.
(7)     Concentration of Credit Risk

Approximately 92% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.

(8)     Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities);
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used, in U.S. dollars, as of September 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	678,940,645	-	-	678,940,645
Cash equivalents	145,836,462	-	-	145,836,462
Total investments in securities	824,777,107	-	-	824,777,107

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	603,872,795	-	-	603,872,795
Cash equivalents	130,291,106	-	-	130,291,106
Total investments in securities	734,163,901	-	-	734,163,901

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks
Information Technology	101,668,130	9,193,500	-	110,861,630
Other	492,738,050	-	-	492,738,050
Cash equivalents	54,565,847	-	-	54,565,847
Total investments in securities	648,972,027	9,193,500	-	658,165,527
Liabilities:
Securities sold short	(215,014,400)	-	-	(215,014,400)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	23,187,315	-	-	23,187,315
Cash equivalents	6,447,298	-	-	6,447,298
Total investments in securities	29,634,613	-	-	29,634,613

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks
Telecommunication Services	-	5,904,375	-	5,904,375
Other	206,536,880	-	-	206,536,880
Cash equivalents	67,914,181	-	-	67,914,181
Total investments in securities	274,451,061	5,904,375	-	280,355,436

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	52,821,287	-	-	52,821,287
Corporate bonds	-	9,059,307	-	9,059,307
Corporate convertible bonds	-	1,012,500	-	1,012,500
Mortgage-backed securities	-	2,542,570	-	2,542,570
U.S. treasury notes	-	21,020,469	-	21,020,469
Cash equivalents	28,326,045	-	-	28,326,045
Total investments in securities	81,147,332	33,634,846	-	114,782,178

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	-	7,685,837	-	7,685,837
Corporate convertible bonds	-	628,359	-	628,359
Asset-backed securities	-	4,417,355	-	4,417,355
Commercial mortgage-backed securities	-	840,703	-	840,703
Mortgage-backed securities	-	545,325	-	545,325
Taxable municipal bonds	-	424,832	-	424,832
U.S. treasury	-	6,004,860	-	6,004,860
Common stocks	354,074	-	-	354,074
Cash equivalents	1,424,555	-	-	1,424,555
Total investments in securities	1,778,629	20,547,271	-	22,325,900

Short Duration Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	-	506,247,986	-	506,247,986
Corporate convertible bonds	-	47,486,719	-	47,486,719
Asset-backed securities	-	76,054,513	-	76,054,513
Commercial mortgage-backed securities	-	3,609,376	-	3,609,376
Mortgage-backed securities	-	228,295,622	-	228,295,622
Taxable municipal bonds	-	5,573,798	-	5,573,798
U.S. treasury	-	269,626,431	-	269,626,431
Common stocks	12,091,950	-	-	12,091,950
Cash equivalents	28,898,269	-	-	28,898,269
Total investments in securities	40,990,219	1,136,894,445	-	1,177,884,664

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Municipal bonds	-	59,323,686	-	59,323,686
Cash equivalents	2,235,045	-	-	2,235,045
Total investments in securities	2,235,045	59,323,686	-	61,558,731

Ultra Short Government
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
U.S. treasury	80,935,243	19,969,920	-	100,905,163
Money market funds	2,074,960	-	-	2,074,960
Total investments in securities	83,010,203	19,969,920	-	102,980,123

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the nine months ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.
During the nine months ended September 30, 2016, there were no assets in which significant unobservable inputs (Level 3) were used.
For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
Wallace R. Weitz
President (Principal Executive Officer)

Date:    February 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:       /s/ Kenneth R. Stoll
Kenneth R. Stoll
Principal Financial Officer

Date:    February 10, 2017